CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2022
CONSTRUCTION IN PROGRESS.
CONSTRUCTION IN PROGRESS

19.   CONSTRUCTION IN PROGRESS

	2021	2022
	RMB	RMB

Balance as at January 1	125,525	155,939
Additions	159,729	180,741
Dry hole costs written off	(7,702)	(6,416)
Transferred to property, plant and equipment	(111,026)	(121,967)
Reclassification to other long-term assets	(10,302)	(11,492)
Impairment losses for the year	(144)	(581)
Disposals and others	(107)	(240)
Exchange adjustments	(34)	61
Balance as at December 31	155,939	196,045

Net changes in capitalized cost of exploratory wells included in the Group’s construction in progress in the E&P segment are analyzed as follows:

	2020	2021	2022
	RMB	RMB	RMB

At beginning of year	8,961	11,129	12,255
Additions, pending the determination of proved reserves	10,779	12,666	16,637
Transferred to oil and gas properties based on the determination of proved reserves	(3,687)	(6,208)	(6,233)
Dry hole costs written off	(4,924)	(5,332)	(5,597)
At end of year	11,129	12,255	17,062

The above disclosure did not include amounts that were capitalized and subsequently expensed in the same year.

Aging of capitalized exploratory well costs based on the date the drilling was completed are analyzed as follows:

	December 31,
	2020	2021	2022
	RMB	RMB	RMB

One year or less	10,586	11,168	14,879
Over one year	543	1,087	2,183
	11,129	12,255	17,062

Capitalized exploratory wells costs aged over one year are related to wells for which the drilling results are being further evaluated or the development plans are being formulated.

The geological and geophysical costs paid during the years ended December 31, 2020, 2021 and 2022 amounted to RMB 3,166, RMB 4,174 and RMB 3,478, respectively.